Advances to Suppliers, Net (Tables)	12 Months Ended
Dec. 31, 2017
Advances to Suppliers, Net [Abstract]
Schedule of advances to suppliers
	December 31, 2017	December 31, 2016

Raw material prepayments for equipment production	$916,210	$728,429
Construction material prepayments	1,037,338	1,263,942
Prepayment to construction subcontractors	428,334	432,188
Subtotal	2,381,882	2,424,559
Less: allowances for doubtful accounts	(534,245)	(542,151)

Advances to suppliers, net	$1,847,637	$1,882,408